Financial instruments - Movements in level 3 instruments measured on a recurring basis (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	£ (587)
At the end of the period	(575)	£ (483)
Zacapa financial liability
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	(216)	(149)
Net gains/(losses) included in the income statement	0	(7)
Net (losses)/gains included in exchange in other comprehensive income	(2)	(4)
Net losses included in retained earnings	(4)	(12)
Acquisitions	0	0
Settlement of liabilities	5	3
At the end of the period	(217)	(169)
Contingent consideration recognised on acquisition of businesses(1)
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	(371)	(429)
Net gains/(losses) included in the income statement	12	18
Net (losses)/gains included in exchange in other comprehensive income	(2)	(9)
Net losses included in retained earnings	0	0
Acquisitions	(5)	0
Settlement of liabilities	8	106
At the end of the period	(358)	(314)
Contingent consideration recognised on acquisition of businesses(1) | Aviation Gin and Davos Brands
Disclosure of fair value measurement of liabilities [line items]
At the end of the period	(145)	(163)
Contingent consideration recognised on acquisition of businesses(1) | Lone River Ranch Water brand
Disclosure of fair value measurement of liabilities [line items]
At the end of the period	(57)	(51)
Contingent consideration recognised on acquisition of businesses(1) | 21 Seed
Disclosure of fair value measurement of liabilities [line items]
At the end of the period	£ (60)	£ 0